Related parties	12 Months Ended
Dec. 31, 2019
Related parties
Related parties

7.  Related parties

a)  An analysis of balances due from/to related parties at December 31, 2019, 2018 and 2017 is provided below. All companies are considered affiliates, since the Company’s primary shareholders or directors are also direct or indirect shareholders of the related parties:

		Country
	Type of transaction	of origin	2019		2018		2017		Terms
Due from:
Frontier Airlines Inc. (“Frontier”)	Code-share	USA	Ps.	23,442	Ps.	8,266	Ps.	—	30 days
			Ps.	23,442	Ps.	8,266	Ps.	—

		Country
	Type of transaction	of origin	2019		2018		2017		Terms
Due to:
One Link, S.A. de C.V. (“One Link”)	Call center fees	El Salvador	Ps.	39,838	Ps.	—	Ps.	24,980	30 days
Frontier Airlines Inc. (“Frontier”)	Code-share	USA		16,246		2,751		—	30 days
Aeromantenimiento, S.A. (“Aeroman”)	Aircraft and engine maintenance	Mexico/El Salvador		1,474		15,024		15,951	30 days
Mijares, Angoitia, Cortés y Fuentes, S.C.	Professional fees	Mexico		996		—		—	30 days
			Ps.	58,554	Ps.	17,775	Ps.	40,931

b)  During the years ended December 31, 2019, 2018 and 2017, the Company had the following transactions with related parties:

Related party transactions	Country of origin	2019		2018		2017
Revenues:
Transactions with affiliates
Frontier Airlines Inc
Code-share	USA	Ps.	208,968	Ps.	8,358	Ps.	—

Expenses:
Transactions with affiliates
Aeromantenimiento, S.A.
Aircraft and engine maintenance	Mexico/El Salvador	Ps.	201,624	Ps.	341,726	Ps.	249,266
Servprot, Human Capital Int., Onelink, MACF
Call center fees and other professional fees	Mexico/El Salvador		41,467		4,800		202,689
Aeromantenimiento, S.A.
Technical support	Mexico/El Salvador		5,815		4,796		8,088

Frontier started having transactions with the Company in September 2018. During the years ended December 31, 2017 the Company did not have any revenue transactions with related parties.

As of December 31, 2019, 2018 and 2017, there have been no guarantees provided or received for any related party receivables or payables. For the years ended December 31, 2019, 2018 and 2017, no provision for expected credit losses had been recognized.

c)  Servprot

Servprot S.A. de C.V. (“Servprot”) is a related party because Enrique Beltranena, the Company’s President and Chief Executive Officer, and Rodolfo Montemayor, who served as an alternate member of our board of directors until April 19, 2018, are shareholders of such company. Servprot provides security services for Mr. Beltranena and his family, as well as for Mr. Montemayor. As of December 31, 2019, 2018 and 2017 Servprot did not have net balance under this agreement. During the years ended December 31, 2019, 2018 and 2017 the Company expensed Ps. 3,120, Ps. 2,804 and Ps. 1,838, respectively for this concept.

d)  Aeroman

Aeroman was a related party until July 24, 2019, because Roberto José Kriete Ávila, former member of the Company’s board of directors is shareholder of Aeroman. The Company entered into an aircraft repair and maintenance service agreement with Aeroman on January 1, 2017. This agreement provides that the Company must use Aeroman, exclusively for aircraft repair and maintenance services, subject to availability. Under this agreement, Aeroman provides inspection, maintenance, repair and overhaul services for aircraft. The Company makes payments under this agreement depending on the services performed. This agreement is for a 5 years term. As of December 31, 2019, 2018 and 2017, the balances due under the agreement with Aeroman were Ps. 1,474, Ps. 15,024 and Ps. 15,951, respectively. The Company incurred expenses in aircraft, engine maintenance and technical support under this agreement of Ps. 207,439, Ps. 346,522 and Ps. 251,731 for the years ended December 31, 2019, 2018 and 2017, respectively.

e)  Human Capital International

Human Capital International HCI, S.A. de C.V. (“Human Capital International”), was a related party until April 19, 2018, because Rodolfo Montemayor Garza, a former member of the Company’s board of directors, is founder and chairman of the board of directors of Human Capital International. Human Capital International provided the Company with services regarding the selection and hiring of executives. As of December 31, 2019, 2018 and 2017, Human Capital International did not have net balance under this agreement. For the years ended December 31, 2019, 2018 and 2017, the Company recognized an expense under this agreement of Ps. 0, Ps. 324 and Ps. 816, respectively.

f)  OneLink

Onelink, S.A. de C.V. (“Onelink”) was a related party until December 31, 2017, because Marco Baldocchi, a member of the board, was a director of Onelink. As of October 24, 2019 Onelink, Holdings, S.A. (“Onelink Holdings”) and its subsidiary Onelink are once again related parties, because Mr. Rodrigo Antonio Escobar Nottebohm, an alternate board member of Onelink Holdings, became an alternate Director of the Company. Pursuant to this agreement, Onelink received calls from the customers to book flights and provides customers with information about fares, schedules and availability.

As of December 31, 2019, 2018 and 2017, the account payable under this agreement was Ps.39,838, Ps.0 and Ps. 24,980, respectively. For the years ended December 31, 2019, 2018 and 2017, Company recognized an expense under this agreement of Ps.37,026, Ps. 0 and Ps.200,035,  respectively.

g)  SearchForce

SearchForce was a related party because William Dean Donovan, a member of the board, is a director of the Company. Pursuant to this agreement, SearchForce provided until 2017 consultation services, reports, findings, analysis or other deliverables to us regarding the software and the implementation of the internet marketing strategy developed to the Company at its request.  As of December 31, 2019, 2018 and 2017, SearchFroce did not have net balance under this agreement.

The Company recognized an expense under this agreement of Ps.0, Ps.0 and Ps.1,946 for the years ended December 31, 2019, 2018 and 2017, respectively.

h)  Mijares, Angoitia, Cortés y Fuentes

Mijares, Angoitia, Cortés y Fuentes, S.C. (“MACF”) is a related party because Ricardo Maldonado Yañez and Eugenio Macouzet de León, member and alternate member, respectively, of the board of the Company since April 2018, are partners of the Company. As of December 31, 2019, MACF, the balance due under the agreement was Ps.996. As of December 31, 2018, and 2017, MACF did not have net balance under this agreement. For the year ended December 31, 2019, 2018 and 2017, the Company expensed Ps.1,321, Ps. 1,672 and Ps. 0, respectively, for this concept.

i)  Frontier

Frontier is a related party because Mr. William A. Franke and Brian H. Franke are members of the board of the Company and Frontier as well as Indigo Partners have significant investments in both Companies. As of December 31, 2019, and 2018, the account receivable under this agreement was Ps. 23,442 and Ps. 8,266, respectively. Additionally, as of December 31, 2019, and 2018, the account payable under this agreement was Ps.16,246 and Ps. 2,751,  respectively. For the year ended December 31, 2019 and 2018 the Company recognized revenue under this agreement of Ps. 208,968 and Ps.8,358, respectively.

j)  Directors and officers

During the year ended December 31, 2019, 2018 and 2017, the chairman and the independent members of  the Company’s board of directors received an aggregate compensation of approximately Ps.8,085, Ps.7,178 and Ps.8,993, respectively, and the rest of the directors received a compensation of Ps.4,367, Ps.5,217 and Ps.7,834, respectively.

During the years ended December 31, 2019, 2018 and 2017, all the Company’s senior managers received an aggregate compensation of short and long-term benefits of Ps.237,846,  Ps.180,001 and Ps.134,370, respectively, these amounts were recognized in salaries and benefits in the consolidated statement of operations.

For the years ended December 31, 2019, 2018 and 2017 the cost of the share-based payments transactions (MIP and LTIP) were Ps.49,659,  Ps.19,980 and Ps.13,508, respectively. The cost (benefit) of the cash-settled payments transactions MIP II and SARs were Ps.40,724,  Ps. (5,238) and Ps. (25,498), respectively (Note 17).

The Company has a short-term benefit plan for certain personnel whereby cash bonuses are awarded for meeting certain Company’s performance target. During the years ended December 31, 2019, 2018 and 2017, the Company recorded a provision in the amount of Ps.80,634, Ps.50,000 and Ps.0 respectively.